Derivatives (Details 6) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Offsetting of Financial Assets under Master Netting Agreements with Derivative Counterparties
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	$ 72	$ 135
Net Amounts of Derivative Assets	47	121
Derivatives Subject to Master Netting Agreements
Offsetting of Financial Assets under Master Netting Agreements with Derivative Counterparties
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	67	101
Gross Amount of Eligible Offsetting Recognized Derivative Liabilities	25	14
Cash Collateral Received	0	0
Net Amounts of Derivative Assets	42	87
Derivatives Not Subject to Master Netting Agreements
Offsetting of Financial Assets under Master Netting Agreements with Derivative Counterparties
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	5	34
Net Amounts of Derivative Assets	$ 5	$ 34